Acquisitions, investments, purchases of intangible assets and divestitures - Proceeds from divestitures (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Acquisitions, investments, purchases of intangible assets and divestitures
Cash portion of proceeds from divestitures	€ (11,012,000)	€ (158,000)